Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (Abgent Inc. and its subsidiaries, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011 Year
Business Acquisition [Line Items]
Current assets	$ 2,340
Property, plant and equipment	807
Goodwill	8,410
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)
Total purchase price	12,074
Trade names
Business Acquisition [Line Items]
Intangible asset	2,532
Amortization Period	30
Customer relationships
Business Acquisition [Line Items]
Intangible asset	243
Amortization Period	10
Patents
Business Acquisition [Line Items]
Intangible asset	484
Amortization Period, minimum	5.9
Amortization Period, maximum	10
Non-compete agreements
Business Acquisition [Line Items]
Intangible asset	$ 1,105
Amortization Period	5